Long-Term Debt, Secured Credit Facilities - 6K (Details) $ in Thousands														6 Months Ended		12 Months Ended
	Jul. 28, 2016 Installment	Dec. 07, 2015 USD ($)	Dec. 02, 2015 USD ($) Installment	Nov. 10, 2015 USD ($)	Nov. 04, 2015 USD ($) Installment	Nov. 03, 2015 USD ($)	Oct. 21, 2015 USD ($)	Oct. 13, 2015 USD ($)	Sep. 29, 2015 USD ($)	Sep. 11, 2015 USD ($) Vessel Installment Tranche	Sep. 01, 2015 USD ($) Vessel Installment Advance Tranche	Mar. 17, 2015 USD ($)	Mar. 06, 2015 USD ($) Installment	Jun. 30, 2016 USD ($) Installment Facility	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Installment Facility	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Secured Credit Facilities [Abstract]
Proceeds from draw down														$ 0	$ 8,750	$ 179,047	$ 0	$ 0
Long-term portion														$ 174,407		$ 176,787	$ 0
Number of facilities guaranteed by Seanergy Maritime Holdings Corp. | Facility														5		5
Loan Agreement dated March 6, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity													$ 8,750
Proceeds from draw down												$ 8,750
Number of consecutive payment installments | Installment													20
Frequency of periodic payment														Quarterly		Quarterly
Balloon payment													$ 3,950
Maturity date														Mar. 17, 2020		Mar. 17, 2020
Term to meet consolidated installment and debt interest payments														18 months		18 months
Number of installments paid | Installment														5		3
Long-term portion														$ 600
Loan Agreement dated March 6, 2015 [Member] | Subsequent Event [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments that can be partially deferred | Installment	4
Loan Agreement dated March 6, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends													50.00%
Loan Agreement dated March 6, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate													3.75%
Loan Agreement dated March 6, 2015 [Member] | First Year [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment													4
Installment payment													$ 200
Loan Agreement dated March 6, 2015 [Member] | After First Year [Member]
Secured Credit Facilities [Abstract]
Number of consecutive payment installments | Installment													16
Installment payment													$ 250
Loan Agreement dated September 1, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity											$ 44,430
Proceeds from draw down						$ 16,833		$ 27,597
Number of consecutive payment installments | Installment											12
Frequency of periodic payment														Quarterly		Quarterly
Installment payment											$ 1,049
Balloon payment											$ 31,837
Maturity date														Jun. 30, 2020		Jun. 30, 2020
Number of advances | Advance											2
Number of tranches per advance | Tranche											2
Number of vessels secured by first priority mortgage | Vessel											2
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Minimum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate											3.25%
Loan Agreement dated September 1, 2015 [Member] | LIBOR [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate											3.60%
Loan Agreement dated September 11, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity										$ 52,705
Proceeds from draw down							$ 13,642		$ 13,643	$ 25,420
Number of consecutive payment installments | Installment										15
Frequency of periodic payment														Quarterly		Quarterly
Installment payment										$ 1,552
Balloon payment										$ 29,425
Maturity date														Dec. 28, 2020		Dec. 28, 2020
Number of vessels secured by first priority mortgage | Vessel										3
Number of tranches | Tranche										3
Value to loan ratio, first threshold										125.00%
Value to loan ratio, second threshold										166.67%
Commitment fee percentage										1.00%
Commitment fee										$ 22
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Less than 125% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate										3.20%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Between 125% and 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate										3.00%
Loan Agreement dated September 11, 2015 [Member] | LIBOR [Member] | Loan to Value Ratio Greater than 166.67% [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate										2.75%
Loan Agreement dated November 4, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity					$ 33,750
Proceeds from draw down				$ 33,750
Number of consecutive payment installments | Installment					16
Frequency of periodic payment														Quarterly		Quarterly
Installment payment					$ 844
Balloon payment					$ 20,250
Maturity date														Nov. 10, 2021		Nov. 10, 2021
Term to meet consolidated installment and debt interest payments														18 months		18 months
Loan Agreement dated November 4, 2015 [Member] | Maximum [Member]
Secured Credit Facilities [Abstract]
Percentage of net income limit for declaring dividends					50.00%
Loan Agreement dated November 4, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate					3.50%
Loan Agreement dated December 2, 2015 [Member]
Secured Credit Facilities [Abstract]
Maximum borrowing capacity			$ 39,412
Proceeds from draw down		$ 39,412
Number of consecutive payment installments | Installment			15
Frequency of periodic payment														Quarterly		Quarterly
Installment payment			$ 985
Balloon payment			$ 24,637
Maturity date														Feb. 26, 2021		Feb. 26, 2021
Margin on variable rate			2.50%
Loan Agreement dated December 2, 2015 [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			2.50%